Interest Income and Expense - Details of Interest Income from Financial Assets (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Disclosure of Interest Income Expense [line items]
Measured at amortized cost	[1],[2]	$ 13,539	$ 13,529	$ 11,897
Measured at FVOCI	[1],[2]	1,359	1,074	813
Interest income calculated using effective interest method	[1]	14,898	14,603	12,710
Other	[1],[3]	541	506	446
Interest income	[1],[4]	15,439	15,109	13,156
Measured at amortized cost	[1],[2]	10,614	10,388	8,545
Interest expense calculated using effective interest method	[1]	10,614	10,388	8,545
Other	[1],[5]	52	55	48
Interest expenses	[1]	$ 10,666	$ 10,443	$ 8,593

[1]	The amounts for the period ended January 31, 2024 have been prepared in accordance with IFRS 17. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[2]	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
[3]	Includes dividend income on equity securities.
[4]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $14,898 for the three months ended January 31, 2024 (October 31, 2023 – $14,603; January 31, 2023 – $12,710).
[5]	Includes interest on lease liabilities for the three months ended January 31, 2024 – $30 (October 31, 2023 – $30; January 31, 2023 – $26) and insurance finance expense for the three months ended January 31, 2024 – $7 (October 31, 2023 – $6; January 31, 2023 – $6).